Schedule of Investments - September 30, 2020
Hotchkis & Wiley Large Cap Value Fund (Unaudited)

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COMMON STOCKS - 99.15%	Held	Value
COMMUNICATION SERVICES - 5.71%
Media - 3.89%
Comcast Corp.	159,600	$7,383,096
Discovery, Inc. (a)	234,000	4,586,400
ViacomCBS, Inc.	76,200	2,134,362
		14,103,858
Wireless Telecommunication Services - 1.82%
Vodafone Group PLC - ADR	490,044	6,576,391
TOTAL COMMUNICATION SERVICES		20,680,249

CONSUMER DISCRETIONARY - 7.65%
Auto Components - 2.76%
Adient PLC (a)	51,391	890,606
Magna International, Inc.	198,900	9,099,675
		9,990,281
Automobiles - 3.94%
General Motors Company	401,800	11,889,262
Harley-Davidson, Inc.	97,300	2,387,742
		14,277,004
Internet Catalog & Retail - 0.95%
Booking Holdings, Inc. (a)	2,000	3,421,360
TOTAL CONSUMER DISCRETIONARY		27,688,645

CONSUMER STAPLES - 2.37%
Food Products - 0.67%
Mondelez International, Inc.	42,100	2,418,645

Personal Products - 1.70%
Unilever PLC - ADR	99,800	6,155,664
TOTAL CONSUMER STAPLES		8,574,309

ENERGY - 10.25%
Energy Equipment & Services - 3.33%
Baker Hughes Company	132,600	1,762,254
Halliburton Company	179,200	2,159,360
National Oilwell Varco, Inc.	577,600	5,233,056
Schlumberger NV	187,000	2,909,720
		12,064,390
Oil, Gas & Consumable Fuels - 6.92%
Apache Corp.	397,500	3,764,325
Hess Corp.	165,100	6,757,543
Marathon Oil Corp.	1,163,800	4,759,942
Marathon Petroleum Corp.	106,593	3,127,439
Murphy Oil Corp.	109,670	978,256
Royal Dutch Shell PLC - ADR	225,572	5,677,647
		25,065,152
TOTAL ENERGY		37,129,542

FINANCIALS - 28.68%
Banks - 14.37%
Bank of America Corp.	390,049	9,396,280
Citigroup, Inc.	341,188	14,708,615
Citizens Financial Group, Inc.	317,500	8,026,400
The PNC Financial Services Group, Inc.	42,500	4,671,175
Wells Fargo & Company	648,463	15,245,365
		52,047,835
Capital Markets - 4.05%
The Goldman Sachs Group, Inc.	50,800	10,209,276
State Street Corp.	74,700	4,431,951
		14,641,227
Consumer Finance - 1.09%
Discover Financial Services	68,000	3,929,040

Diversified Financial Services - 1.24%
Equitable Holdings, Inc.	246,200	4,490,688

Insurance - 7.93%
American International Group, Inc.	636,700	17,528,351
The Hartford Financial Services Group, Inc.	124,800	4,600,128
The Travelers Companies, Inc.	61,000	6,599,590
		28,728,069
TOTAL FINANCIALS		103,836,859

HEALTH CARE - 11.32%
Health Care Equipment & Supplies - 3.71%
Medtronic PLC	77,600	8,064,192
Zimmer Biomet Holdings, Inc.	39,400	5,363,916
		13,428,108
Health Care Providers & Services - 4.96%
Anthem, Inc.	44,400	11,925,396
UnitedHealth Group, Inc.	19,400	6,048,338
		17,973,734
Pharmaceuticals - 2.65%
GlaxoSmithKline PLC - ADR	157,500	5,928,300
Sanofi - ADR	72,900	3,657,393
		9,585,693
TOTAL HEALTH CARE		40,987,535

INDUSTRIALS - 13.88%
Aerospace & Defense - 0.44%
The Boeing Company	6,800	1,123,768
Embraer SA - ADR (a)	105,500	465,255
		1,589,023
Air Freight & Logistics - 2.90%
FedEx Corp.	41,700	10,488,384

Industrial Conglomerates - 5.52%
General Electric Company	3,208,000	19,985,840

Machinery - 5.02%
CNH Industrial NV (a)	753,600	5,893,152
Cummins, Inc.	46,500	9,818,940
PACCAR, Inc.	29,100	2,481,648
		18,193,740
TOTAL INDUSTRIALS		50,256,987

INFORMATION TECHNOLOGY - 14.15%
Communications Equipment - 1.93%
Telefonaktiebolaget LM Ericsson - ADR	642,100	6,992,469

Electronic Equipment, Instruments & Components - 3.81%
Corning, Inc.	229,300	7,431,613
TE Connectivity Ltd.	65,300	6,382,422
		13,814,035
Semiconductors & Semiconductor Equipment - 0.80%
Texas Instruments, Inc.	20,300	2,898,637

Software - 5.70%
Microsoft Corp.	45,800	9,633,114
Oracle Corp.	184,200	10,996,740
		20,629,854
Technology Hardware, Storage & Peripherals - 1.91%
Hewlett Packard Enterprise Company	738,500	6,919,745
TOTAL INFORMATION TECHNOLOGY		51,254,740

MATERIALS - 1.74%
Containers & Packaging - 1.74%
International Paper Company	155,600	6,308,024
TOTAL MATERIALS		6,308,024

UTILITIES - 3.40%
Electric Utilities - 3.40%
PPL Corp.	338,300	9,205,143
The Southern Company	57,400	3,112,228
TOTAL UTILITIES		12,317,371

Total common stocks (Cost $442,617,252)		359,034,261
Total long-term investments (Cost $442,617,252)		359,034,261
	Principal
SHORT-TERM INVESTMENTS - 0.92%	Amount
Time Deposits - 0.92%
Bank of Montreal, 0.01%, 10/01/2020*	$3,331,380	3,331,380
Total short-term investments (Cost $3,331,380)		3,331,380

Total investments - 100.07% (Cost $445,948,632)		362,365,641
Liabilities in excess of other assets - (0.07)%		(235,567)
Net assets - 100.00%		$362,130,074

(a)	- Non-income producing security.
ADR	- American Depositary Receipt
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of prices obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2020:

Level 1 --- Quoted prices in an active market:
Common Stocks	$359,034,261
Time Deposits	3,331,380
Level 2 --- Other significant observable market inputs	-
Level 3 --- Significant unobservable inputs	-

Total Investments	$362,365,641

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.